Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	R$ 23,122,550	R$ 22,003,439	R$ 16,657,201
Financial Assets Measured at Fair Value Through Profit or Loss	208,921,896	145,515,302	90,299,669
Debt instruments	84,291,192	66,191,454	50,874,612
Equity instruments	3,422,154	2,605,279	2,498,317
Derivatives	29,269,652	20,234,506	20,797,460
Loans and advances to Customers	3,040,712	1,894,282	392,455
Compulsory deposits with the Brazilian Central Bank	88,898,186	54,589,781	15,736,825
Financial Assets Measured At Fair Value Through Other Comprehensive Income	59,052,090	55,425,671	101,241,787
Debt instruments	59,036,137	55,392,178	101,212,600
Equity instruments	15,953	33,493	29,187
Financial Assets Measured At Amortized Cost	723,710,121	663,824,373	633,241,352
Loans and other receivables from credit institutions	25,716,845	20,713,315	26,485,913
Loans and advances to Customers	514,936,423	488,735,746	464,451,587
Debt instruments	101,087,321	81,329,013	73,125,011
Compulsory deposits with the Brazilian Central Bank	81,969,532	73,046,299	69,178,841
Derivatives Used as Hedge Accounting	25,069	1,741,318	342,463
Non-Current Assets Held For Sale	914,072	699,136	816,345
Investments in Associates and Joint Ventures	1,609,780	1,727,570	1,232,646
Tax Assets	52,839,470	46,445,994	41,757,332
Current	9,393,766	7,838,406	4,117,035
Deferred	43,445,704	38,607,588	37,640,297
Other Assets	5,996,651	8,274,529	6,049,028
Permanent assets	7,085,564	8,190,763	8,783,785
Intangible Assets	32,375,513	31,602,734	30,786,788
Goodwill	27,852,568	27,889,327	27,915,469
Other intangible assets	4,522,945	3,713,407	2,871,319
TOTAL ASSETS	1,115,652,776	985,450,829	931,208,396
Liabilities and Shareholders’ Equity
Financial Liabilities Measured At Fair Value Through Profit or Loss	49,581,441	49,668,266	44,412,351
Derivatives	23,763,857	18,699,325	24,172,008
Short positions	19,831,991	22,047,423	12,780,559
Liabilities arising from securities	5,985,593	8,921,518	7,459,784
Financial Liabilities at Amortized Cost	910,550,506	795,284,100	750,093,694
Credit institution deposits	118,511,957	116,079,014	121,005,909
Customer deposits	583,220,576	489,953,489	468,961,069
Liabilities arising from securities	124,397,422	107,120,875	79,036,792
Debt instruments eligible as capital	19,626,967	19,537,618	19,641,408
Other financial liabilities	64,793,584	62,593,104	61,448,516
Derivatives Used as Hedge Accounting	1,176,571		446,973
Provisions	11,473,781	9,115,143	11,604,482
Obligations for pension funds and similar liabilities	2,543,504	1,775,202	2,728,126
Provisions for judicial and administrative proceedings, commitments, and other provisions	8,930,277	7,339,941	8,876,356
Tax Liabilities	8,999,893	7,810,800	8,175,023
Current	5,300,461	4,168,800	5,949,833
Deferred	3,699,432	3,642,000	2,225,190
Other Liabilities	19,014,230	12,892,344	10,501,378
Total Liabilities	1,000,796,422	874,770,653	825,233,901
Shareholders’ Equity	118,421,219	114,669,276	109,046,574
Share capital	55,000,000	55,000,000	55,000,000
Capital reserves	607,677	445,778	371,941
Treasury shares	(1,106,783)	(1,219,316)	(713,039)
Profit Reserve	63,920,325	60,442,814	54,387,672
Other Comprehensive Income	(3,968,215)	(4,486,442)	(3,406,428)
Shareholders’ Equity Attributable to the Parent	114,453,004	110,182,834	105,640,146
Non - Controlling interests	403,350	497,342	334,349
Total Shareholders’ Equity	114,856,354	110,680,176	105,974,495
Total Liabilities and Shareholders’ Equity	R$ 1,115,652,776	R$ 985,450,829	R$ 931,208,396